Defined Benefit Pension Plan - Schedule of Estimated Future Benefit Payments (Details) - Pension Plan $ in Thousands	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2023	$ 1,391
2024	1,402
2025	1,387
2026	1,434
2027	1,533
Following 5 years	$ 9,116